UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 15, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total:  $135992
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     1904    84882 SH       SOLE                    79932              4950
Abercrombie & Fitch            COM              002896207     1912    56500 SH       SOLE                    53400              3100
American Express               COM              025816109     4178    80582 SH       SOLE                    75537              5045
AmerisourceBergen              COM              03073e105     2027    37065 SH       SOLE                    35055              2010
Bank of America                COM              060505104     2551    31504 SH       SOLE                    29089              2415
Boeing Company                 COM              097023105     3512    85501 SH       SOLE                    80876              4625
Bristol Myers Squibb           COM              110122108      360    14870 SH       SOLE                    13470              1400
Cendant Corp                   COM              151313103     4020   164815 SH       SOLE                   156090              8725
ChevronTexaco                  COM              166764100     3410    38852 SH       SOLE                    36527              2325
Cisco Systems                  COM              17275R102     2658   112770 SH       SOLE                   106967              5803
Citigroup Inc                  COM              172967101     4112    79529 SH       SOLE                    74643              4886
Coca-Cola                      COM              191216100     2083    41420 SH       SOLE                    38675              2745
Computer Sciences              COM              205363104     1804    44730 SH       SOLE                    42715              2015
Coors Cl.B                     COM              217016104     2619    37715 SH       SOLE                    35615              2100
Darden Restaurants             COM              237194105     1820    73420 SH       SOLE                    69570              3850
Diebold, Inc                   COM              253651103      383     7960 SH       SOLE                     7760               200
Disney, (Walt) Co              COM              254687106     2956   118275 SH       SOLE                   110275              8000
DuPont deNemours               COM              263534109     2106    49887 SH       SOLE                    46857              3030
Exult Inc.                     COM              302284104      632   102650 SH       SOLE                    98750              3900
Exxon Mobil Corp               COM              30231G102     4492   107998 SH       SOLE                   100923              7075
Ford Motor Co                  COM              345370860      318    23432 SH       SOLE                    21624              1808
General Electric               COM              369604103     4795   157125 SH       SOLE                   147556              9569
General Motors                 COM              370442105      886    18818 SH       SOLE                    17093              1725
Hewlett-Packard                COM              428236103      739    32371 SH       SOLE                    30271              2100
Hillenbrand Inds               COM              431573104     3083    45405 SH       SOLE                    42935              2470
Home Depot                     COM              437076102     3627    97075 SH       SOLE                    91952              5123
Honeywell Inc.                 COM              438516106     3121    92215 SH       SOLE                    86665              5550
Int'l Business Mach            COM              459200101     3149    34283 SH       SOLE                    32428              1855
Intel Corp                     COM              458140100     3702   136093 SH       SOLE                   127058              9035
International Paper            COM              460146103     1499    35481 SH       SOLE                    32481              3000
JP Morgan Chase                COM              46625H100     3765    89760 SH       SOLE                    84545              5215
Johnson & Johnson              COM              478160104     3054    60220 SH       SOLE                    56675              3545
Matsushita Elec ADR            COM              576879209      575    37317 SH       SOLE                    34117              3200
McDonalds Corp                 COM              580135101     3003   105117 SH       SOLE                    99177              5940
Merck                          COM              589331107     1932    43723 SH       SOLE                    40723              3000
Microsoft Corp                 COM              594918104     2240    89833 SH       SOLE                    84591              5242
Nokia ADS                      COM              654902204     2904   143210 SH       SOLE                   135870              7340
Novartis AG ADR                COM              66987V109     1517    35620 SH       SOLE                    32540              3080
Pfizer Inc                     COM              717081103     3878   110644 SH       SOLE                   104786              5858
Procter & Gamble               COM              742718109     3061    29185 SH       SOLE                    27620              1565
RF Micro Devices               COM              749941100      563    66500 SH       SOLE                    62300              4200
Royal Dutch Pet ADR            COM              780257804     3347    70350 SH       SOLE                    66170              4180
Royal Phil Elec ADR            COM              500472303     3608   124497 SH       SOLE                   117409              7088
SAP AG ADR                     COM              803054204      728    18525 SH       SOLE                    17225              1300
Sony Corp ADR                  COM              835699307     2148    51367 SH       SOLE                    48272              3095
Time Warner Inc                COM              887317105     1577    93549 SH       SOLE                    88489              5060
Tyco International             COM              902124106     4214   147091 SH       SOLE                   138561              8530
Tyson Foods Cl A               COM              902494103     2643   146427 SH       SOLE                   141082              5345
Unilever ADR                   COM              904784709     1040    14980 SH       SOLE                    14210               770
United Technologies            COM              913017109     4748    55019 SH       SOLE                    51589              3430
Wal-Mart Stores                COM              931142103     8379   140380 SH       SOLE                   134655              5725
Washington Mutual              COM              939322103     2607    61040 SH       SOLE                    57750              3290